Related Party Balances and Transactions (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Transactions

Related party transactions

Name of Related Party	Nature	Relationship	Three Months ended July 31, 2023	Three Months ended July 31, 2022
The United Food, LLC	Supermarket product sales	John Xu, the Company’s chief executive officer, is one of the United Food LLC’s shareholders	$2,663	$1,152
GF Supermarket of MP, Inc. (the Company acquired all the assets from Hong Kong Supermarket of Monterey Park, Ltd on August 1, 2021)	Supermarket product sales	Grace Xu, spouse of John Xu, is the major shareholder with 49% ownership, sold this entity to the Company on June 30, 2022	—	54,218
HKGF Market of Arcadia, LLC	Supermarket product sales	40% investee of the Company	5,972	—
HKGF Market of Alhambra, Inc.	Supermarket product sales	Grace Xu, spouse of John Xu, controls this entity with 100% ownership	59,883	83,958
Total			$68,518	$139,328
Name of Related Party	Nature	Relationship	Three Months Ended July 31, 2023	Three Months ended July 31, 2022
The United Food, LLC	Supermarket product sales	John Xu, the Company’s chief executive officer, is one of the United Food LLC’s shareholders	$674	$2,277
HKGF Market of Arcadia, LLC	Supermarket product sales	40% investee of the Company	20,587	—
GF Supermarket of MP, Inc. (the Company acquired all the assets from Hong Kong Supermarket of Monterey Park, Ltd on August 1, 2021)	Supermarket product sales	Grace Xu, spouse of John Xu, is the major shareholder with 49% ownership, sold this entity to the Company on June 30, 2022	—	4,257
Dai Cheong Trading Co Inc.	Import and wholesales of groceries	John Xu, controls this entity with 100% ownership through DC Holding CA, Inc.	37,973	26,606
HKGF Market of Alhambra, Inc.	Supermarket product sales	Grace Xu, spouse of John Xu, controls this entity with 100% ownership	—	809
Total			$59,234	$33,949
Name of Related Party	Nature	Relationship	July 31, 2023	April 30, 2023
HKGF Supermarket of Arcadia LLC.	Supermarket product sales	40% investee of the Company	$5,965	$—
HKGF Market of Alhambra, Inc.	Supermarket product sales	Grace Xu, spouse of John Xu, controls this entity with 100% ownership	241,345	283,005
United Food LLC.	Supermarket product sales	John Xu, is one of the United Food LLC’s shareholders	7,763	6,610
Total			$255,073	$289,615
Name of Related Party	Nature	Relationship	July 31, 2023	April 30, 2023
Hong Kong Supermarket of Monterey Park, Ltd	Due on demand, non-interest bearing	John Xu, controls this entity	$438,725	$438,725
Dai Cheong Trading Co Inc.	Import and wholesales of groceries	John Xu, controls this entity with 100% ownership through DC Holding CA, Inc.	31,057	26,585
Total			$469,782	$465,310
Name of Related Party	Nature	Relationship	July 31, 2023	April 30, 2023
Ideal Investment	Due on demand, non-interest bearing	John Xu, has majority ownership of this entity	3,995	3,995
Ideal City Capital	Due on demand, non-interest bearing	John Xu, has majority ownership of this entity	30,000	30,000
Total			$33,995	$33,995
Name of Related Party	Nature	Relationship	July 31, 2023	April 30, 2023
John Xu	due on demand, non-interest bearing	The Company’s Chairman and Chief Executive Officer	$200,810	$200,810
Grace Xu	due on demand, non-interest bearing	Spouse of John Xu	40,775	40,775
Total			$241,585	$241,585

Name of Related Party	Nature	Relationship	Year ended April 30, 2023	Year ended April 30, 2022
The United Food LLC	Supermarket product sales	John Xu, the Company’s chief executive officer, is one of the United Food LLC’s shareholders	$30,052	$2,739
GF Supermarket of MP, Inc. (acquired all the assets from Hong Kong Supermarket of Monterey Park, Ltd on August 1, 2021)	Supermarket product sales	Grace Xu, spouse of John Xu, is the major shareholder with 49% ownership, sold this entity to the Company on June 30, 2022	—	702,082
Hong Kong Supermarket of Monterey Park, Ltd	Supermarket product sales	John Xu, controls this entity	—	822,699
HKGF Market of Alhambra, Inc.	Supermarket product sales	Grace Xu, spouse of John Xu, controls this entity with 100% ownership	654,086	387,147
Total			$684,138	$1,914,667
Name of Related Party	Nature	Relationship	Year ended April 30, 2023
The United Food LLC	Supermarket product sales	John Xu, the Company’s chief executive officer, is one of the United Food LLC’s shareholders	$52,848
Dai Cheong Trading Co Inc	Import and wholesales of groceries	John Xu, controls this entity with 100% ownership through DC Holding CA, Inc.	184,969
HKGF Market of Alhambra, Inc.	Supermarket product sales	Grace Xu, spouse of John Xu, controls this entity with 100% ownership	8,379
Total			$246,196
Name of Related Party	Nature	Relationship	April 30, 2023	April 30, 2022
GF Supermarket of MP, Inc.*	Supermarket product sales	Grace Xu, is the major shareholder with 49% ownership, sold this entity to the Company on June 30, 2022	$—	$114,158
HKGF Market of Alhambra, Inc.*	Supermarket product sales	Grace Xu, spouse of John Xu, controls this entity with 100% ownership	283,005	292,566
United Food LLC*	Supermarket product sales	John Xu, is one of the United Food LLC’s shareholders	6,610	2,739
Total			$289,615	$409,463

*        The accounts receivables as of April 30, 2022 have been repaid by the related parties on July 28, 2022.

Name of Related Party	Nature	Relationship	April 30, 2023	April 30, 2022
Hong Kong Supermarket of Monterey Park, Ltd	Due on demand, non-interest bearing	John Xu, controls this entity	$438,725	$—
Dai Cheong Trading Co Inc.	Import and wholesales of groceries	John Xu, controls this entity with 100% ownership through DC Holding CA, Inc.	26,585	—
Total			$465,310	$—
Name of Related Party	Nature	Relationship	April 30, 2023	April 30, 2022
Good Fortune CA3, LP*	Due on demand, non-interest bearing	John Xu, the Company’s Chairman and Chief Executive Officer, has majority ownership of this entity	—	20,000
Ideal Investment	Due on demand, non-interest bearing	John Xu, has majority ownership of this entity	3,995
Ideal City Capital	Due on demand, non-interest bearing	John Xu, has majority ownership of this entity	30,000	—
Total			$33,995	$20,000

*        This receivable had been repaid by the related party on July 29, 2022. During the year ended April 30, 2023, the Company incurred new short-term borrowing from related parties of $33,995.

Name of Related Party	Nature	Relationship	April 30, 2023	April 30, 2022
John Xu	due on demand, non-interest bearing	The Company’s Chairman and Chief Executive Officer	$200,810	$174,594
Grace Xu	due on demand, non-interest bearing	Spouse of John Xu	40,775	40,775
J&C Int’l Group LLC	due on demand, non-interest bearing	John Xu, has majority ownership of this entity	—	108,361
Ideal City Capital	due on demand, non-interest bearing	John Xu, has majority ownership of this entity	—	30,825
Total			$241,585	$354,555

Schedule of Investment in Equity Securities Purchased from Related Parties

Investment in equity securities purchased from related parties

Name of Investment Company	Nature of Operation	Investment percentage	Relationship	As of July 31, 2023	As of April 30, 2023
Dai Cheong Trading Co Inc.	Import and wholesales of groceries	10%	John Xu, the Company’s Chairman and Chief Executive Officer, controls this entity with 100% ownership through DC Holding CA, Inc.	$162,665	$162,665
HKGF Market of Alhambra, Inc.	Supermarket product sales	10%	Grace Xu, spouse of John Xu, controls this entity with 100% ownership	40,775	40,775
HKGF Market of Arcadia, LLC	Supermarket product sales	40%	40% investee of the Company	1,411,544	—
Total				$1,614,984	$203,440

Name of Investment Company	Nature of Operation	Investment percentage	Relationship	As of April 30, 2023	As of April 30, 2022
Dai Cheong Trading Co Inc.	Import and wholesales of groceries	10%	John Xu, the Company’s Chairman and Chief Executive Officer, controls this entity with 100% ownership through DC Holding CA, Inc.	$162,665	$162,665
HKGF Market of Alhambra, Inc.	Supermarket product sales	10%	Grace Xu, spouse of John Xu, controls this entity with 100% ownership	40,775	40,775
Total				$203,440	$203,440